Basis of Presentation and Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Number of operating segment	1
Number of reportable segment	1
Line of business	1
Cash deposits, amounts in excess of FDIC limit (in Dollars) | $	$ 648,124,000		$ 7,925,000
Tax savings	75.00%
Intangible assets	20 years
Useful life	7 years
OpCo [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Subsidiary, ownership percentage	32.00%
NCI Holders [Member] | OpCo [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Noncontrolling interest, ownership percentage	68.00%
Price Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Lockup shares, transfer threshold	3 years
Time-Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Lockup shares, transfer threshold	1 year
RICE ACQUISITION CORP. II [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Federal depository corporation coverage (in Dollars) | $		$ 250,000	250,000
Net tangible assets (in Dollars) | $		$ 5,000,001	$ 5,000,001
Aggregate of ordinary shares			19,525,000
RICE ACQUISITION CORP. II [Member] | Private Placement [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Share price (in Dollars per share) | $ / shares		$ 1	$ 1
Aggregate of ordinary shares		19,525,000
Class A Common Stock [Member] | OpCo [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Shares issued	128,908,518
Class A Common Stock [Member] | NET Power, Inc. [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Shares issued	54,047,495
Class A Common Stock [Member] | Price Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Common stock, lockup shares	42,969,506
Class A Common Stock [Member] | Time-Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Common stock, lockup shares	85,939,012
Share price (in Dollars per share) | $ / shares	$ 12
Class A Common Stock [Member] | Earnout Shares Vesting, Tranche One [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	12
Class A Common Stock [Member] | Earnout Shares Vesting, Tranche Two [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	14
Class A Common Stock [Member] | Earnout Shares Vesting, Tranche Three [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 16
Earnout shares vesting, threshold consecutive trading days	30
Class A Common Stock [Member] | Lockup Shares, Transfer Tranche One [Member] | Price Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Share price (in Dollars per share) | $ / shares	$ 12
Class A Common Stock [Member] | Lockup Shares, Transfer Tranche Two [Member] | Price Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Share price (in Dollars per share) | $ / shares	14
Class A Common Stock [Member] | Lockup Shares, Transfer Tranche Three [Member] | Price Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Share price (in Dollars per share) | $ / shares	$ 16
Class B Common Stock [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Shares issued	986,775
Class B Common Stock [Member] | OpCo [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Shares issued	7,534,900
Class B Common Stock [Member] | Price Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Common stock, lockup shares	1,575,045
Class B Common Stock [Member] | Time-Based Lockup Shares [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Common stock, lockup shares	5,959,855
Class A Ordinary Shares [Member] | RICE ACQUISITION CORP. II [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption		34,500,000	34,500,000	34,500,000